Common Shares (Tables)	12 Months Ended
Jun. 30, 2017
Changes in Accumulated Other Comprehensive Income for Foreign Currency Translation

The changes in accumulated other comprehensive income for foreign currency translation is as follows:

	2017	2016
Balance at June 30,	$13	$(2,120)
Foreign currency translation	176	2,133

Current period comprehensive income	176	2,133

Balance at June 30,	$189	$13